Annual Operating Expenses - VIPSectorFunds-InitialComboPRO - VIPSectorFunds-InitialComboPRO - VIP Health Care Portfolio - VIP Health Care Portfolio - Initial Class	Apr. 30, 2025
Operating Expenses:
Management fee	0.58%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[1]
Total annual operating expenses	0.59%

[1]	A Adjusted to reflect current fees.